Other Operating Expenses - Summary of Other Operating Expenses (Detail) - USD ($) $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Other Operating Expense [Abstract]
Payment gateway and other charges										$ 13,385	$ 59,241	$ 56,589
Outsourcing expenses										7,877	32,899	24,335
Travelling and conveyance										247	4,271	3,586
Communication										2,857	6,525	5,339
Repairs and maintenance										3,904	5,905	5,303
Rent												6,581
Legal and professional	[1]									4,364	9,670	7,975
Website hosting charges										12,129	20,165	11,228
Provision for litigations											30,800
Net loss on de-recognition of property, plant and equipment										406	19	(53)
Miscellaneous expenses										5,906	15,906	12,359
Total		$ 18,120	$ 15,020	$ 10,308	$ 7,627	$ 65,793	$ 40,273	$ 38,072	$ 41,263	$ 51,075	$ 185,401	$ 133,295

[1]	Notes: *Includes Nil towards cost related to share based payment for the year ended March 31, 2021 (March 31, 2020: USD 144 and March 31, 2019: USD 288).